Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated January 27, 2014 to

PROSPECTUS Dated MARCH 1, 2013

I.  LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The Russell Money Market Fund was liquidated on April 26, 2013.

II.  RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY:

(i) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Columbus Circle Investors
•	Institutional Capital LLC
•	Jacobs Levy Equity Management, Inc.
•	Schneider Capital Management Corporation
•	Suffolk Capital Management, LLC
•	Sustainable Growth Advisers, LP

(ii) The following replaces the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	8.83%	(1.87)%	5.82%
Return Before Taxes, Class C	14.67%	(1.38)%	6.09%
Return Before Taxes, Class E	15.53%	(0.66)%	6.47%
Return Before Taxes, Class I	15.91%	(0.41)%	6.74%
Return Before Taxes, Class Y	16.03%	(0.33)%	6.81%
Return Before Taxes, Class S	15.82%	(0.49)%	6.69%
Return After Taxes on Distributions, Class S	15.63%	(0.65)%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	10.52%	(0.44)%	5.80%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%

III.  RUSSELL U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The following information is added:

David L. Hintz, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since December 2013.

The following information is deleted:

Richard Yasenchak, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Yasenchak has managed the Fund since July 2010.

IV.  RUSSELL U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.03%)	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.31%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.26)%	(0.26)%	(0.26)%	(0.26)%
Net Annual Fund Operating Expenses	1.05%	1.80%	1.05%	0.80%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	$682	$183	$107	$82
3 Years	$965	$621	$390	$311
5 Years	$1,268	$1,085	$693	$560
10 Years	$2,131	$2,369	$1,556	$1,271

(ii) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Strategic Equity Fund in the Prospectus listed above:

•	AJO, LP
•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Columbus Circle Investors
•	Cornerstone Capital Management, LLC
•	Institutional Capital LLC
•	Jacobs Levy Equity Management, Inc.
•	PanAgora Asset Management, Inc.
•	Schneider Capital Management Corporation
•	Suffolk Capital Management, LLC

V.  RUSSELL U.S. MID CAP EQUITY FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Mid Cap Equity Fund in the Prospectus listed above:

The following information is added:

Jon Eggins, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since December 2013.

The following information is deleted:

Richard Yasenchak, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Yasenchak has managed the Fund since February 2012.

VI.  RUSSELL U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Small Cap Equity Fund in the Prospectus listed above:

•	Cardinal Capital Management, L.L.C.
•	Chartwell Investment Partners
•	Copeland Capital Management, LLC
•	DePrince, Race & Zollo, Inc.
•	EAM Investors, LLC
•	Falcon Point Capital, LLC
•	Jacobs Levy Equity Management, Inc.
•	Netols Asset Management, Inc.
•	Next Century Growth Investors, LLC
•	PENN Capital Management Company, Inc.
•	Signia Capital Management, LLC

VII.  RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

•	AQR Capital Management, LLC
•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	del Rey Global Investors, LLC
•	Driehaus Capital Management LLC
•	MFS Institutional Advisors, Inc.
•	Numeric Investors LLC
•	Pzena Investment Management, LLC
•	William Blair & Company, LLC

(ii) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The following information is added:

Philip Hoffman and James M. Carpenter, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hoffman has managed the Fund since June 2013 and Mr. Carpenter has managed the Fund since January 2014.

The following information is deleted:

Matthew Beardsley, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Beardsley has managed the Fund since February 2012.

VIII.  RUSSELL GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

(i) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Equity Fund in the Prospectus listed above:

•	Harris Associates L.P.
•	MFS Institutional Advisors, Inc.
•	Polaris Capital Management, LLC
•	Sanders Capital, LLC
•	Wellington Management Company, LLP

(ii) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Equity Fund in the Prospectus listed above:

The following information is added:

Philip Hoffman and James M. Carpenter, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hoffman previously managed the Fund from the Fund’s inception through September 2009 and has managed the Fund since June 2013 and Mr. Carpenter has managed the Fund since January 2014.

The following information is deleted:

Matthew Beardsley, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Beardsley has managed the Fund since September 2009.

IX.  RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

•	AllianceBernstein L.P.
•	Delaware Management Company, a Series of Delaware Management Business Trust
•	Genesis Asset Managers, LLP
•	Harding Loevner LP
•	Numeric Investors LLC
•	UBS Global Asset Management (Americas) Inc.
•	Victoria 1522 Investments, LP
•	Westwood Management Corp.

X.  RUSSELL TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY:

(i) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

•	Armstrong Shaw Associates Inc.
•	J.P. Morgan Investment Management Inc.
•	Mar Vista Investment Partners, LLC
•	NWQ Investment Management Company
•	Sustainable Growth Advisers, LP

(ii) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

The following information is added:

Robert Kuharic and David L. Hintz, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010 and Mr. Hintz has managed the Fund since September 2013.

The following information is deleted:

Robert Kuharic, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010.

XI.  RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

The following information is added:

Robert Kuharic and Jon Eggins, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010 and Mr. Eggins has managed the Fund since September 2013.

The following information is deleted:

Robert Kuharic, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010.

XII.  RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.60%	1.35%	1.15%
Less Fee Waivers and Expense Reimbursements	(0.40)%	(0.40)%	(0.40)%	(0.40)%	(0.28)%
Net Annual Fund Operating Expenses	1.20%	1.95%	1.20%	0.95%	0.87%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive 0.28% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$493	$198	$122	$97	$89
3 Years	$823	$695	$466	$388	$338
5 Years	$1,177	$1,219	$833	$701	$606
10 Years	$2,171	$2,656	$1,866	$1,589	$1,373

(ii) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund in the Prospectus listed above:

•	DDJ Capital Management LLC
•	Lazard Asset Management LLC
•	Oaktree Capital Management, L.P.
•	Stone Harbor Investment Partners L.P.
•	THL Credit Advisors LLC

XIII.  RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

(ii) The following replaces the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	4.14%	5.42%	5.10%
Return Before Taxes, Class C	7.37%	5.54%	5.16%
Return Before Taxes, Class E	8.16%	6.31%	5.54%
Return Before Taxes, Class I	8.49%	6.58%	5.81%
Return Before Taxes, Class Y	8.60%	6.68%	5.87%
Return Before Taxes, Class S	8.42%	6.57%	5.80%
Return After Taxes on Distributions, Class S	6.77%	4.79%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares, Class S.	5.48%	4.56%	3.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

(iii) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

The following information is added:

Gerard Fitzpatrick and Keith Brakebill, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011 and Mr. Brakebill has managed the Fund since September 2013.

The following information is deleted:

Gerard Fitzpatrick, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011.

XIV.  RUSSELL INVESTMENT GRADE BOND FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Investment Grade Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	1.97%	5.37%	4.65%
Return Before Taxes, Class C	5.17%	5.30%	4.60%
Return Before Taxes, Class E	6.01%	6.22%	5.07%
Return Before Taxes, Class I	6.31%	6.49%	5.34%
Return Before Taxes, Class Y	6.42%	6.56%	5.41%
Return Before Taxes, Class S	6.24%	6.37%	5.28%
Return After Taxes on Distributions, Class S	4.69%	4.72%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	4.26%	4.51%	3.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

XV.  RUSSELL SHORT DURATION BOND FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Short Duration Bond Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2012	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.65%	2.74%	2.72%
Return Before Taxes, Class C	3.73%	2.75%	2.34%
Return Before Taxes, Class E	4.53%	3.52%	3.11%
Return Before Taxes, Class Y	4.91%	3.87%	3.42%
Return Before Taxes, Class S	4.80%	3.78%	3.37%
Return After Taxes on Distributions, Class S	3.93%	2.69%	2.29%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	3.20%	2.59%	2.24%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.43%	2.32%	2.72%

XVI.  RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i) The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

(ii) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

•	AllianceBernstein L.P.
•	MacKay Shields LLC

(iii) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

The following information is added:

Keith Brakebill, a Portfolio Manager, and Kevin Lo, an Associate Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011 and Mr. Lo has managed the Fund since December 2013.

The following information is deleted:

Keith Brakebill, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.

XVII.  RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.29%	0.09%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.08%	2.83%	2.08%	1.83%	1.63%
Less Fee Waivers and Expense Reimbursements	(0.53)%	(0.53)%	(0.53)%	(0.53)%	(0.52)%
Net Annual Fund Operating Expenses	1.55%	2.30%	1.55%	1.30%	1.11%

#	Russell Investment Management Company (“RIMCo”) has contractually agreed to waive, until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays Russell Fund Services Company (“RFSC”) an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.01% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Subsidiary and the Russell U.S. Cash Management Fund. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$723	$233	$157	$132	$113
3 Years	$1,085	$769	$541	$464	$406
5 Years	$1,470	$1,331	$949	$819	$721
10 Years	$2,546	$2,863	$2,091	$1,820	$1,613

(ii) The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

The following paragraph is deleted from the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

(iii) The following risk factor is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary Section for the Russell Commodity Strategies Fund in the Prospectus listed above:

•

Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

(iv) The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The following information is added:

Lee Kayser, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kayser has managed the Fund since April 2013.

The following information is deleted:

James Ind, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Ind has managed the Fund since July 2010.

XVIII.  RUSSELL GLOBAL INFRASTRUCTURE RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.33%	0.58%	0.58%	0.33%	0.13%
Total Annual Fund Operating Expenses	1.83%	2.58%	1.83%	1.58%	1.38%
Less Fee Waivers and Expense Reimbursements	(0.33)%	(0.33)%	(0.33)%	(0.33)%	(0.31)%
Net Annual Fund Operating Expenses	1.50%	2.25%	1.50%	1.25%	1.07%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive 0.31% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$719	$228	$153	$127	$109
3 Years	$1,087	$771	$544	$467	$406
5 Years	$1,479	$1,341	$960	$829	$726
10 Years	$2,574	$2,890	$2,121	$1,850	$1,631

XIX.  RUSSELL MULTI-STRATEGY ALTERNATIVE FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Multi-Strategy Alternative Fund in the Prospectus listed above:

•	AQR Capital Management, LLC
•	Amundi Investments USA, LLC
•	Brigade Capital Management, LLC
•	DCI, LLC
•	Galtera N.A. and Galtere Ltd.
•	Lazard Asset Management LLC
•	Levin Capital Strategies, L.P.
•	Omega Advisors, Inc
•	Pacific Investment Management Company LLC
•	TCW/Scoggin, LLC
•	The Cambridge Strategy (Asset Management) Limited
•	2100 Xenon Group LLC

XX.  RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

•

Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

XXI.  MANAGEMENT OF THE FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the RIC Funds in the section entitled “Management of the Funds” in the Prospectus listed above.

The following information is added:

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit, and Russell Investment Grade Bond Funds and shares primary responsibility for the management of the Russell Strategic Bond Fund and Russell Tax Exempt Bond Fund with Mr. Fitzpatrick and Mr. Lo, respectively.

James M. Carpenter, Portfolio Manager since December 2013. From 2011 to 2013, Mr. Carpenter was Head of Global Equity Research. From 2007 to 2011, Mr. Carpenter was a Senior Research Analyst on the global equity team. Mr. Carpenter shares primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds with Mr. Hoffman.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Mid Cap Equity and Russell U.S. Small Cap Equity Funds and shares primary responsibility for the management of the Russell Tax-Managed U.S. Mid & Small Cap Fund with Mr. Kuharic.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick shares primary responsibility for the management of the Russell Strategic Bond Fund with Mr. Brakebill.

David L. Hintz, Portfolio Manager since November 2011. From 2008 to 2011, Mr. Hintz was head of Russell’s U.S. equity research team. From 1997 to 2008, Mr. Hintz was a Senior Research Analyst. Mr. Hintz has primary responsibility for the management of the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell U.S. Large Cap Equity Funds and shares primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap Fund with Mr. Kuharic.

Philip Hoffman, Portfolio Manager since June 2004. Mr. Hoffman shares primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds with Mr. Carpenter.

Lee Kayser, Portfolio Manager since April 2013. From 2011 to 2013, Mr. Kayser was an Associate Portfolio Manager and from 2007 to 2011, Mr. Kayser was a Research Analyst. Mr. Kayser has primary responsibility for the management of the Russell Commodity Strategies Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic shares primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap Fund with Mr. Hintz and shares primary responsibility for the management of the Russell Tax-Managed U.S. Mid & Small Cap Fund with Mr. Eggins.

Kevin Lo, Associate Portfolio Manager since November 2011. From August 2011 to November 2011, Mr. Lo was a Senior Portfolio Analyst. From September 2008 to August 2011, Mr. Lo was a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund and shares primary responsibility for the management of the Russell Tax Exempt Bond Fund with Mr. Brakebill.

The following information is deleted:

Matthew Beardsley, Portfolio Manager since September 2009. From October 2007 to September 2009, Mr. Beardsley was an Associate Portfolio Manager. Beginning in 2003, Mr. Beardsley was a Senior Research Analyst covering global equities. Mr. Beardsley has primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds.

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, and Russell Tax Exempt Bond Funds.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Small Cap Equity Fund.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick has primary responsibility for the management of the Russell Strategic Bond Fund.

David L. Hintz, Portfolio Manager since November 2011. From 2008 to 2011, Mr. Hintz was head of Russell’s U.S. equity research team. From 1997 to 2008, Mr. Hintz was a Senior Research Analyst. Mr. Hintz has primary responsibility for the management of the Russell U.S. Core Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell U.S. Large Cap Equity Funds.

James Ind, Portfolio Manager since March 2008. Prior to joining Russell, Mr. Ind was Director of portfolio managers at Merrill Lynch from 1999 to 2008. Mr. Ind has primary responsibility for the management of the Russell Commodity Strategies Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Kevin Lo, Associate Portfolio Manager since November 2011. From August 2011 to November 2011, Mr. Lo was a Senior Portfolio Analyst. From September 2008 to August 2011, Mr. Lo was a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund.

Richard Yasenchak, Portfolio Manager since July 2010. Mr. Yasenchak joined Russell in 2005 as a Portfolio Analyst. From January 2007 to July 2010, Mr. Yasenchak was an Associate Portfolio Manager. Mr. Yasenchak has primary responsibility for the management of the Russell U.S. Defensive Equity and Russell U.S. Mid Cap Equity Funds.

XXII.  RUSSELL TAX EXEMPT BOND FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the sixth paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

Prior to July 1, 2013, the duration of the Fund’s portfolio will typically range within 10% of the duration of the Barclays Municipal 1-10 Yr Blend (1-12) Index, which was 4.09 years as of December 31, 2012, but could vary up to 25% from that Index’s duration. Effective July 1, 2013, the duration of the Fund’s portfolio will typically range within 10% of the duration of the Barclays Municipal 1-15 Yr Blend (1-17) Index, which was 4.83 years as of April 30, 2013, but may vary up to 25% from that Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and will, at some time in the future, increase. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

XXIII.  RUSSELL U.S. DEFENSIVE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the ninth paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale. Any remaining cash is invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.

XXIV.  RUSSELL COMMODITY STRATEGIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES:

(i) The following replaces the third to last paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Commodity Strategies Fund in the Prospectus listed above:

RIMCo may manage assets directly to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to manage Fund characteristics consistent with the Fund’s investment objectives and strategies. Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may purchase derivatives (including swaps, forwards and futures) to obtain the desired exposure. RIMCo may also reallocate assets among money managers, or increase cash reserves to manage Fund characteristics.

(ii) The following paragraph is deleted from the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to take larger positions in one or more issuers.

XXV.  RISKS: The following changes are made in the section entitled “Risks” in the Prospectus listed above:

(i) In the Russell Commodity Strategies Fund section of the “Risks” table, the “Non-Diversification Risk” bullet is deleted from the “Principal Risks” column.

(ii) In the Russell Strategic Call Overwriting Fund section of the “Risks” table, the “Options Trading Strategy” bullet is added to the “Principal Risks” column.

(iii) The following risk factor is added to the “Risks” section in the Prospectus listed above:

Options Trading Strategy

RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

(iv) The following paragraph is added after the sixth paragraph to the “Derivatives (Futures Contracts, Options, Forwards and Swaps)” risk factor in the “Risks” section in the Prospectus listed above:

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund.

(v) The following is added at the end of the “Currency Trading Risk” risk factor in the “Risks” section in the Prospectus listed above:

Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund’s income distributions, including the inability of a Fund to distribute investment income for any given period. As a result, a Fund’s use of currency trading strategies may adversely impact a Fund’s ability to meet its investment objective of providing current income.

(vi) The following is added as the last sentence of the “Cash Management” risk factor in the “Risks” section in the Prospectus listed above:

In addition, the sale of equity index put options with respect to a Fund’s cash may reduce a Fund’s performance if equity markets decline.

XXVI.  ADDITIONAL INFORMATION ABOUT TAXES: The following paragraph is added as the second paragraph in the section entitled “Additional Information About Taxes” in the Prospectus listed above:

Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.

XXVII.  HOW NET ASSET VALUE IS DETERMINED: The following is added as the last sentence of the second paragraph in the sub-section entitled “Net Asset Value Per Share” in the How Net Asset Value Is Determined section of the Prospectus listed above:

Information regarding each Fund’s current net asset value per Share is available at www.russell.com.

XXVIII.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Core Equity, Russell U.S. Strategic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Global Opportunistic Credit, Russell Tax Exempt Bond and Russell Multi-Strategy Alternative Funds in the Prospectus listed above:

Russell U.S. Core Equity Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Russell U.S. Strategic Equity Fund

AJO, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902.

Cornerstone Capital Management, LLC, 3600 Minnesota Drive, Suite 70, Minneapolis, MN 55435.

Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston MA 02210.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.

Russell U.S. Small Cap Equity Fund

Cardinal Capital Management, L.L.C., Four Greenwich Office Park, Greenwich, CT 06831.

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312-2412.

Copeland Capital Management LLC, 161 Washington St., Suite 1658, Conshohocken, PA 19428.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

EAM Investors, LLC, 2533 South Coast Highway 101, Suite 240, Cardiff By The Sea, CA 92007.

Falcon Point Capital, LLC, Two Embarcadero Center, Suite 420, San Francisco, CA 94111.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Netols Asset Management, Inc., 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

PENN Capital Management Company, Inc., The Navy Yard Corporate Center, 3 Crescent Drive, Suite 400, Philadelphia, PA 19112.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Driehaus Capital Management LLC 25 East Erie Street, Chicago, IL 60611-2703.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Global Equity Fund

Harris Associates L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602-3790.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

Polaris Capital Management, LLC, 125 Summer Street, 14th Floor, Boston, MA 02110.

Sanders Capital, LLC, 390 Park Avenue, New York, NY 10022.

Wellington Management Company, LLP, 280 Congress Street, Boston, MA 02210.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.

Delaware Management Company, a Series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.

Genesis Asset Managers, LLP, 21 Knightsbridge London England SWIX 76Y United Kingdom.

Harding Loevner LP, 400 Crossing Bird, 4th Floor, Bridgewater, NJ 08876.

Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.

UBS Global Asset Management (Americas) Inc., UBS Tower One North Wacker Drive, Chicago, IL 60606.

Victoria 1522 Investments, LP, 244 California Avenue, Suite 610, San Francisco, CA 94111.

Westwood Management Corp., 200 Crescent Court, Suite 1200, Dallas, TX 75201.

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., 45 Grove Street, New Canaan, CT 06840.

J.P. Morgan Investment Management Inc., 4 New York Plaza, New York, NY 10004-2413.

Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.

NWQ Investment Management Company, 2049 Century Park East, Suite 1600, Los Angeles, CA 90067.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Russell Global Opportunistic Credit Fund

DDJ Capital Management LLC, 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453.

Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

Oaktree Capital Management, L.P., 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

Stone Harbor Investment Partners L.P., 31 West 52nd Street, 16th Floor, New York, NY 10019.

THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110.

Russell Tax Exempt Bond Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.

MacKay Shields LLC, 100 Village Boulevard, 3rd Floor, Suite 300 Princeton, NJ 08540.

Russell Multi-Strategy Alternative Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Amundi Investments USA, LLC, 1301 Avenue of the Americas, 38th Floor, New York, NY 10036.

Brigade Capital Management, LLC, 399 Park Avenue, 16th Floor, New York, NY 10017-1216.

DCI, LLC, 201 Spear Street, Suite 250, San Francisco, CA 94105.

Galtera N.A., and Galtere Ltd., 597 Fifth Avenue, 12th Floor, New York, NY 10017-1216.

Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

Levin Capital Strategies, L.P., 595 Madison Avenue, 17th Floor, New York, NY 10022-1907.

Omega Advisors, Inc., 88 Pine Street, 31st Floor, New York, NY 10005.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660-6430.

TCW/Scoggin, LLC, 660 Madison Avenue, 20th Floor, New York, NY 10065.

The Cambridge Strategy (Asset Management) Limited, 7th Floor Berger House, 36-38 Berkeley Square, London W1J5Ae.

2100 Xenon Group LLC, 430 West Erie Street, Chicago, IL 60654.

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